Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument-Securities, Segregated by Stages (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [line items]
Gains / (Losses)	R$ (1,107)	R$ (628)	R$ 254
Level 1 [Member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(86)	(85)
Gains / (Losses)	(8)
Purchases	(17)	(1)
Settlements	18
Expected loss, ending balance	(93)	(86)	(85)
Level 1 [Member] | Brazilian government securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 [Member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(47)	(49)
Gains / (Losses)	(10)	2
Purchases	(16)
Settlements	17
Expected loss, ending balance	(56)	(47)	(49)
Level 1 [Member] | Government securities - abroad [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(3)
Gains / (Losses)	2	(2)
Purchases	(1)	(1)
Settlements	1
Expected loss, ending balance	(1)	(3)
Level 1 [Member] | Other [member] | Brazilian government securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 [Member] | Other [member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(3)	(3)
Expected loss, ending balance	(3)	(3)	(3)
Level 1 [Member] | Debentures [member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(43)	(43)
Purchases	(1)
Expected loss, ending balance	(44)	(43)	(43)
Level 1 [Member] | Eurobonds and others [member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(1)	(3)
Gains / (Losses)	(10)	2
Purchases	(15)
Settlements	17
Expected loss, ending balance	R$ (9)	R$ (1)	R$ (3)